RELATED PARTY TRANSACTIONS (Amounts Due From Shareholder) - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to shareholders	$ 0	$ 79
Melco [Member]
Related Party Transaction [Line Items]
Due to shareholders		$ 79